Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Voyage revenues (Note 17)	$ 1,042,499	$ 1,265,458	$ 949,269
Expenses/(Income):
Voyage expenses (Notes 4 and 18)	215,015	266,225	253,843
Charter-in hire expenses (Note 7)	63,466	58,003	17,656
Vessel operating expenses (Note 18)	269,163	274,991	221,327
Dry docking expenses	92,201	62,728	41,969
Depreciation (Note 6)	168,277	164,055	138,429
Management fees (Notes 3 and 11)	23,180	18,956	16,809
General and administrative expenses (Note 3)	70,542	70,778	54,413
Impairment loss	0	1,800	17,838
Loss on write-down of inventory	0	6,286	9,318
Other operational loss	5,421	2,326	952
Other operational gain (Note 20)	(15,005)	(4,740)	(33,980)
Loss on bad debt	0	308	300
(Gain)/Loss on forward freight agreements and bunker swaps, net (Note 19)	(4,944)	4,033	1,336
(Gain)/Loss on sale of vessels (Note 6)	18,313	(43,287)	(29,399)
Total operating expenses, net	905,629	882,462	710,811
Operating income	136,870	382,996	238,458
Other Income/ (Expenses):
Interest and finance costs (Note 9)	(71,225)	(91,827)	(71,319)
Interest income and other income/(loss)	18,887	16,378	15,228
Gain/(Loss) on derivative financial instruments, net (Note 19)	980	(1,861)	(3,539)
Gain/ (Loss) on debt extinguishment, net (Notes 9 and 19)	(431)	(1,144)	(5,149)
Total other expenses, net	(51,789)	(78,454)	(64,779)
Income before taxes and equity in income/ (loss) of investee	85,081	304,542	173,679
Income tax (expense) / refund (Note 15)	0	116	(183)
Income before equity in income/(loss) of investee	85,081	304,658	173,496
Equity in income/(loss) of investee (Note 4)	(907)	(4)	60
Net income	$ 84,174	$ 304,654	$ 173,556
Earnings per share, basic	$ 0.73	$ 2.85	$ 1.76
Earnings per share, diluted	$ 0.73	$ 2.80	$ 1.75
Weighted average number of shares outstanding, basic (Note 13)	115,002,721	106,883,330	98,457,929
Weighted average number of shares outstanding, diluted(Note 13)	115,420,379	108,702,988	98,928,011